Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights (Details Narrative) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loans held for sale	$ 265,925	$ 9,048
Loan Servicing Rights Member [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Principal balance of underlying loan servicing rights	$ 7,630,000	6,540,000	$ 4,290,000
Loans Notes and Certificates [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loans held for sale, principal		27,900
Loans held for sale		$ 25,900